Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating Activities
Net loss	$ (712,087)	$ (441,973)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion expense	229,717	$ 107,460
Common stock issued for services	88,190
Depreciation expense	4,029	$ 5,221
Gain on forgiveness of debt	(65,000)
Loss on change in fair value of derivative liabilities	45,207	$ 100,824
Loss on conversion of debt	7,130
Changes in operating assets and liabilities:
Deferred financing costs	2,637	$ (7,078)
Accounts payable and accrued liabilities	5,684	1,440
Net cash used in operating activities	(394,493)	(234,106)
Financing Activities
Proceeds from issuance of common shares and share subscriptions	100,000	65,000
Proceeds from issuance of convertible debt	261,000	232,500
Repayments to related parties, net	$ (6,704)	(35,912)
Due to related party		15,500
Net cash provided by financing activities	$ 354,296	277,088
Change in cash	(40,197)	42,982
Cash, beginning of year	43,560	578
Cash, end of year	3,363	43,560
Non-Cash Investing and Financing Activities
Common stock issued to settle debt and accrued interest	$ 589,864	125,142
Common stock issued to settle related party debt		$ 52,000
Supplemental Disclosures
Interest paid
Income tax paid